Business Combination (Details) - AutoLotto, Inc. [Member] - USD ($)			9 Months Ended	12 Months Ended
	Jan. 25, 2019	Aug. 28, 2018	Sep. 30, 2021	Dec. 31, 2020	Jun. 30, 2021	Aug. 02, 2018
Business Combination (Details) [Line Items]
Equity holding percentage					80.00%	20.00%
Exchange rate description			Since the acquirees’ financial statements were denominated in Mexican pesos, the exchange rate of 22.0848 pesos per dollar was used to translate the balances.
Purchase price			$ 10,989,691
Consisting cash			$ 10,530,000	$ 128,434
Common stock shares issued			228,702
Share price per share			$ 2.01
Purchase agreement, description		the purchase consideration consisted of cash consideration of $6,500,000 and options to purchase up to 4,000,000 digital securities at $0.05 per digital securities. The Purchase Agreement specified two members as the majority members and the remaining members as the minority members. Cash consideration was not immediately transferred at the acquisition date. Instead, a payment schedule was specified on the purchase agreements. Options to purchase securities were awarded to each member at the acquisition date. The broker fees for this transaction of $260,000 cash and 160,000 digital security options (valued at approximately $380,000 as calculated below) were expensed immediately.	The total consideration transferred was approximately $10,055,214, reflecting the purchase price, net of cash on hand at Global Gaming and the principal amount of certain loans acquired. The purchase price is for an 80% ownership interest and is therefore grossed up to $13,215,843 as to reflect the 20% minority interest in the acquirees.
Digital securities options, description				The implied value of the digital securities options for minority members was calculated based on the difference in cash consideration to majority members from the original agreement versus the modified agreement of approximately $6,175,000 divided by the difference in digital securities options of 2,535,665, or $2.44 per digital securities option.
Promissory notes				$ 200,000
Global Gaming [Member]
Business Combination (Details) [Line Items]
Business combination percentage					100.00%
TinBu [Member]
Business Combination (Details) [Line Items]
Purchase agreement, description	According to the modification agreement, the final consideration to the majority members of TinBu was changed from approximately $4,120,000 and 2,535,665 digital security options to approximately $10,295,000 cash consideration and no digital securities options. The cash consideration of $10,000,000 was not transferred immediately at the time the modification agreement was entered.